Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction
Trade receivables	$ 6,251	$ 4,882
Other receivables	2,230	348
Other current assets from related parties	14,793	8,795
KNOT and affiliates
Related Party Transaction
Trade receivables	804
Related Party
Related Party Transaction
Trade receivables	804
Other receivables	2,230	348
Other current assets from related parties	1,325	376
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	1,803	348
Related Party | KOAS
Related Party Transaction
Trade receivables	427
Other receivables	$ 521	$ 376